Income Taxes - Changes in Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 108,927	$ 95,558	$ 79,283
Additions based on tax positions related to the current year	8,990	9,447	9,632
Additions for tax positions of prior years	21,022	10,402	7,839
Decrease for tax position of prior years	(8,834)	(271)	(3,832)
Decrease related to settlements	0	(439)	(119)
Increase (decrease) from currency translation	13,481	(5,770)	2,755
Balance at end of year	$ 143,586	$ 108,927	$ 95,558